Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2014
Supplement [Text Block]	vft_SupplementTextBlock

IMPORTANT INFORMATION REGARDING A CHANGE IN INVESTMENT OBJECTIVE FOR

VOYA STRATEGIC INCOME FUND

VOYA FUNDS TRUST

Voya Strategic Income Fund

(“Fund”)

Supplement dated December 1, 2014

to the Fund’s Class A, Class C, Class I, Class R, and Class W shares Prospectus dated July 31, 2014

(“Prospectus”)

On November 20, 2014, the Fund’s Board of Trustees (“Board”) approved a change with respect to the Fund’s name and primary benchmark effective December 1, 2014. In addition, the Board approved a change to the Fund’s investment objectives effective on or about February 9, 2015.

Effective December 1, 2014, the Fund’s Prospectus is revised as follows:

1.	All references to “Voya Strategic Income Fund” are hereby deleted and replaced with “Voya Strategic Income Opportunities Fund.”

2.	The section entitled “Investment Objectives” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

INVESTMENT OBJECTIVES

The Fund seeks a high level of current income. Long term capital appreciation is a secondary objective.

Effective February 9, 2015, the Fund’s investment objective will be revised as follows:

The Fund seeks total return through income and capital appreciation through all market cycles.

3.	The section entitled “Performance Information – Average Annual Total Returns” of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2013)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A	%	-2.17	N/A	N/A	-0.37	11/02/12
After tax on distributions	%	-4.04	N/A	N/A	-2.18
After tax on distributions with sale	%	-1.23	N/A	N/A	-1.07
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83
Class C before taxes	%	-1.43	N/A	N/A	1.06	11/02/12
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83
Class I before taxes	%	0.70	N/A	N/A	2.21	11/02/12
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83
Class R before taxes	%	0.13	N/A	N/A	1.64	11/02/12
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83
Class W before taxes	%	0.36	N/A	N/A	1.91	11/02/12
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83

1.	On December 1, 2014 the Fund changed its primary benchmark from the Barclay’s U.S. Universal Bond Index to the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index because the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index is considered by the adviser to be a more appropriate benchmark.
2.	The index returns do not reflect deductions for fees, expenses or taxes.

Voya Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vft_SupplementTextBlock

IMPORTANT INFORMATION REGARDING A CHANGE IN INVESTMENT OBJECTIVE FOR

VOYA STRATEGIC INCOME FUND

VOYA FUNDS TRUST

Voya Strategic Income Fund

(“Fund”)

Supplement dated December 1, 2014

to the Fund’s Class A, Class C, Class I, Class R, and Class W shares Prospectus dated July 31, 2014

(“Prospectus”)

On November 20, 2014, the Fund’s Board of Trustees (“Board”) approved a change with respect to the Fund’s name and primary benchmark effective December 1, 2014. In addition, the Board approved a change to the Fund’s investment objectives effective on or about February 9, 2015.

Effective December 1, 2014, the Fund’s Prospectus is revised as follows:

1.	All references to “Voya Strategic Income Fund” are hereby deleted and replaced with “Voya Strategic Income Opportunities Fund.”

2.	The section entitled “Investment Objectives” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

INVESTMENT OBJECTIVES

The Fund seeks a high level of current income. Long term capital appreciation is a secondary objective.

Effective February 9, 2015, the Fund’s investment objective will be revised as follows:

The Fund seeks total return through income and capital appreciation through all market cycles.

3.	The section entitled “Performance Information – Average Annual Total Returns” of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2013)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A	%	-2.17	N/A	N/A	-0.37	11/02/12
After tax on distributions	%	-4.04	N/A	N/A	-2.18
After tax on distributions with sale	%	-1.23	N/A	N/A	-1.07
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83
Class C before taxes	%	-1.43	N/A	N/A	1.06	11/02/12
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83
Class I before taxes	%	0.70	N/A	N/A	2.21	11/02/12
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83
Class R before taxes	%	0.13	N/A	N/A	1.64	11/02/12
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83
Class W before taxes	%	0.36	N/A	N/A	1.91	11/02/12
Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index[1,2]	%	0.29	N/A	N/A	0.29
Barclays U.S. Universal Bond Index[1,2]	%	-1.35	N/A	N/A	-0.83

1.	On December 1, 2014 the Fund changed its primary benchmark from the Barclay’s U.S. Universal Bond Index to the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index because the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index is considered by the adviser to be a more appropriate benchmark.
2.	The index returns do not reflect deductions for fees, expenses or taxes.

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income. Long term capital appreciation is a secondary objective.

Effective February 9, 2015, the Fund’s investment objective will be revised as follows:

		The Fund seeks total return through income and capital appreciation through all market cycles.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Long term capital appreciation is a secondary objective.

Effective February 9, 2015, the Fund’s investment objective will be revised as follows:

		The Fund seeks total return through income and capital appreciation through all market cycles.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2013)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On December 1, 2014 the Fund changed its primary benchmark from the Barclay’s U.S. Universal Bond Index to the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index because the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index is considered by the adviser to be a more appropriate benchmark.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes.
Voya Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.17%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Voya Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.43%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Voya Strategic Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.70%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Voya Strategic Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.13%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Voya Strategic Income Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.36%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Voya Strategic Income Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(4.04%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.18%)
Voya Strategic Income Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.23%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.07%)
Voya Strategic Income Fund | Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.29%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05		[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%	[1],[2]
Voya Strategic Income Fund | Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.29%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05		[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%	[1],[2]
Voya Strategic Income Fund | Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.29%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05		[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%	[1],[2]
Voya Strategic Income Fund | Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.29%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05		[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%	[1],[2]
Voya Strategic Income Fund | Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.29%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05		[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.29%	[1],[2]
Voya Strategic Income Fund | Barclays U.S. Universal Bond Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.35%)	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05		[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)	[1],[2]
Voya Strategic Income Fund | Barclays U.S. Universal Bond Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.35%)	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05		[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)	[1],[2]
Voya Strategic Income Fund | Barclays U.S. Universal Bond Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.35%)	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05		[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)	[1],[2]
Voya Strategic Income Fund | Barclays U.S. Universal Bond Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.35%)	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05		[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)	[1],[2]
Voya Strategic Income Fund | Barclays U.S. Universal Bond Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.35%)	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05		[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)	[1],[2]

[1]	On December 1, 2014 the Fund changed its primary benchmark from the Barclay's U.S. Universal Bond Index to the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index because the Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index is considered by the adviser to be a more appropriate benchmark.
[2]	The index returns do not reflect deductions for fees, expenses or taxes.